Note 3 - Accounts and notes receivable, net: Accounts and, financing receivable, allowance for credit loss (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Accounts and Financing Receivable, Allowance for Credit Loss	$ 534,562	$ 472,293	$ 303,311	$ 310,968
Accounts And Financing Receivable Allowance For Credit Loss Addition	77,399	178,118	16,394
Accounts And Financing Receivable Allowance For Credit Loss Foreign Currency Translation	$ (15,130)	$ (9,136)	$ (24,051)